SEMI - ANNUAL REPORT

MARCH 31, 2001

Portfolio of Investments
 Growth and Income Fund
 Income Fund
 New Opportunity Fund

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets
 Growth and Income Fund
 Income Fund
 New Opportunity Fund

Financial Highlights
 Growth and Income Fund
 Income Fund
 New Opportunity Fund

Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
March 31, 2001
(unaudited)
		Market Value				Market Value
Shares		Note 2A	Shares			Note 2A
	Common Stock 91.6%
	Business Services 4.3%			Tech. & Telecom. 17.0%
30,000	Paychex Inc.	$1,111,875	35,000	America Online*		$ 1,405,250
100,000	United Rentals*	1,633,000	120,000	Comdisco		960,000
	Total Business Services	$2,744,875	60,000	Charter Communication*		1,357,500
			60,000	Sprint Inc.		1,319,400
	Capital Goods 21.5%		24,000	Hewlett Packard		750,480
35,000	Emerson Electric	$2,168,600	20,000	I.B.M.		1,923,600
48,000	General Electric	2,009,280	24,000	Microsoft*		1,312,500
56,000	International Rectifier*	2,268,000	80,000	A.T. & T.		1,704,000
20,000	Millipore	925,200		Total Tech. & Telecom.		$10,732,730
120,000	Mas Tec*	1,621,200
60,000	Tyco International	2,593,800		Total Value of Common
12,900	United Technologies	945,570		Stock (Cost $34,802,905)		$58,056,780
40,000	York International	1,107,200
	Total Capital Goods	$13,638,850		Options - Covered Calls -0.8%
			-60,000	Charter Communications Call
	Consumer Goods 13.8%			$22.50 04/20/01		$ (84,375)
52,000	Black & Decker	$1,911,000	-15,000	I.B.M. Call
30,000	Clear Channel Comm.*	1,633,500		$105.00 04/20/01		(27,375)
80,000	Fortune Brands	2,752,000	-30,000	Starbucks Call
30,000	Starbucks*	1,273,125		$42.50 04/20/01		(65,625)
40,000	Zale Corporation*	1,160,000	-30,000	Amerisource Health Call
	Total Consumer Goods	$8,729,625		$55.00 05/18/01		(41,250)
			-30,000	Amerisource Health Call
	Financial Intermediaries 12.6%			$55.00 08/17/01		(111,000)
4,000	American Intl. Group	$ 322,000	-24,000	Microsoft Call
32,000	Fannie Mae	2,547,200		$60.00 01/18/02		(180,000)
40,000	Freddie Mac	2,593,200		Total Value of Covered
10,000	Washington Mutual	547,500		Calls (Cost ($1,171488))		(509,625)
40,000	Wells Fargo	1,978,800
	Total Financial Intermediaries	$7,988,700		Convertible Securities 6.1%
			200,000	Glenborough Realty $1.93 Preferred		$3,870,000
	Health Care 22.4%			Total Value of Convertible Securities
60,000	Amerisource Health*	$ 2,943,000		(Cost $3,147,816)		$3,870,000
30,000	American Home Products	1,762,500
20,000	Alza Corp.	810,000		Total Investments
40,000	Cardinal Health	3,870,000		(cost $36,116,501**)	96.9%	$61,417,155
40,000	Elan PLC/ADR*	2,090,000
20,000	Merck & Co.	1,518,000		Cash and receivables
30,000	Pfizer Inc.	1,228,500		in excess of liabilities	3.1%	$ 1,963,050
	Total Health Care	$14,222,000
				Net Assets	100.0% ———	$63,380,205 —————

			At March 31, 2001, unrealized appreciation of securities for Federal Income Tax purposes is as follows:
*Non-income producing				Unrealized appreciation		$ 22,404,548
** Cost for Federal Income Tax purposes is the same				Unrealized depreciation		(1,813,960)
				Net unrealized appreciation		$ 20,590,588 —————

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
March 31, 2001
(unaudited)
	Bonds 92.7%			Market Value
Par Value		Maturity	Coupon	Note 2A
	U.S. Government Notes, Bonds & Agencies 34.4%
990,000	U.S. Treasury Notes	02/15/03	6.250%	$ 1,025,009
500,000	Fannie Mae	01/25/08	6.750%	511,635
4,025,000	U.S. Treasury Bond	05/15/16	7.250%	4,746,876
41,110	Freddie Mac	02/15/24	6.100%	41,117
	Total U.S. Government Notes & Bonds			$ 6,324,637

	Electric & Gas Utilities 17.6%
450,000	Entergy Arkansas	03/01/02	7.000%	$ 454,987
1,485,000	Niagara Mohawk Power	09/01/02	5.875%	1,496,898
150,000	Detriot Edison	01/15/03	7.400%	154,901
240,000	Scottish Power PLC	07/15/04	6.750%	247,395
955,000	PG&E Gas Transmission NW Co.	06/01/05	7.100%	892,042
	Total Electric & Gas Utilities			$ 3,246,222

	Electric Utilities 23.5%
165,000	Idaho Power	10/01/02	6.850%	$ 168,410
895,000	Ohio Power	04/01/03	6.750%	918,383
430,000	Illinios Power	09/15/03	6.000%	432,887
500,000	Hawaiian Electric	12/05/05	6.660%	506,806
805,000	Appalachian Power	03/01/06	6.800%	827,412
1,500,000	Kentucky Power	11/10/08	6.450%	1,457,691
	Total Electric Utilities			$ 4,311,588

	Financial / Corporate Bonds 17.2%
760,000	GMAC	07/15/01	6.875%	$ 764,131
700,000	Ford Motor Credit	02/15/02	8.200%	718,082
900,000	Heller Financial	10/06/02	6.440%	910,467
145,000	GMAC	09/29/03	7.050%	149,666
105,000	GMAC	02/24/04	8.250%	111,853
500,000	Ford Motor Credit	12/08/05	6.250%	500,707
	Total Financial / Corporate Bonds			$ 3,154,906

	Total Value of Bonds (Cost $16,396,233)			$17,037,354
Shares
	Preferred Stock 4.2%

	Glenborough Reality $1.93 Series A.
39,500	Convertible Preferred			$ 764,325
	Total Preferred Stock (Cost $682,008)			$ 764,325

	Total Investments (Cost $17,078,241**)	96.9%		$17,801,679
	Cash and Receivables In excess of Liabilities	3.1%		$ 569,895
	NET ASSETS	100.0% ———		$18,371,574 —————

At March 31, 2001, unrealized appreciation of securities for Federal Income Tax purposes is as follows:
	Unrealized appreciation	$903,050
	Unrealized depreciation	(179,612)
	Net unrealized appreciation	$723,438 ————

** Cost for Federal Income Tax purposes is the same

See Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
The Elite New Opportunity Fund
March 31, 2001
(unaudited)
		Market Value				Market Value
Shares		Note 2A	Shares			Note 2A
	Common Stock 94.8%

	Biotechnology & Health Care 24.7%			Telecommunications 9.8%
2,000	Applera / Applied Biosystems	$ 55,500	3,000	Agilent		$ 92,190
4,000	PE Corp. Celera Genomics	123,400	8,000	Global Crossing Ltd.		107,920
2,000	Elan PLC/ADR	104,500	10,000	Tycom		131,500
5,000	Medimuune	179,375		Total Tech. & Telecom.		$ 331,610
2,000	Pharmacia	100,740
4,000	Protein Design Labs	178,000		Misc. Growth 9.4%
5,000	Vaxgen	101,250	2,500	Tyco International		$ 108,075
	Total Biotech. & Health Care	$842,765	2,000	Zebra Technology		76,250
			10,000	Mastec		135,100
	Energy 14.1%			Total Tech. & Telecom.		$ 319,425
3,000	Calpine	$165,210
6,000	Capstone Turbine	170,250		Total Value of Common
18,000	H-Power	144,000		Stock (Cost $34,802,905)		$3,221,250
	Total Energy	$479,460
				Options - Covered Calls -2.3%
	Media 12.3%		-12,000	H-Power Call
3,000	AOL Time Warner	$120,450		$10.00 04/20/01		( $4,500)
2,000	Clear Channel Communications	108,900	-1,600	Checkpoint Software Call
5,000	Hispanic Broadcasting	95,500		$75.00 04/20/01		(600)
2,400	Univision Communications	91,584	-4,000	Palm Call
	Total Media	$416,434		$17.50 04/20/01		(900)
			-6,000	Capstone Turbine Call
				$35.00 08/17/01		(28,125)
	Computer Technology 24.5%		-3,000	Calpine Call
2,500	Cisco	$ 39,531		$50.00 01/17/02		(43,200)
8,000	Cree	119,760		Total Value of Covered
3,000	Sun Microsystems	46,110		Calls (Cost ($98,597))		( $77,325)
4,000	International Rectifier	162,000
1,600	Checkpoint Software	76,000		Total Investments
4,000	Oracle	59,920		(cost $4,083,154**) 92.5%	92.5%	$3,143,925
4,000	Palm	33,625
5,250	RSA Security	129,610		Cash and receivables
20,000	Watchguard Technology	165,000		in excess of liabilities 7.5%	7.5%	$ 254,191
	Total Media	$831,556
				Net Assets	100.0% ———	$3,398,116 —————

			At March 31, 2001, unrealized appreciation of securities for Federal Income Tax purposes is as follows:
** Cost for Federal Income Tax purposes is the same				Unrealized appreciation		$88,121
				Unrealized depreciation		(1,027,350)
				Net unrealized appreciation		( $939,229 —————)

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001
(unaudited)

	The Elite Growth & Income Fund	The Elite Income Fund	The Elite New Opportunity Fund
Assets:
Investments in securities at value (Note 2A, 3)
(Cost $43,094,242, $17,592,918, and $4,428,322)	$61,417,155	$17,801,680	$3,143,924
Cash and equivalent (Note 2D)	1,076,037	507,800	254,191
Receivables:
Securities sold	1,618,346	-	-
Interest	5,250	331,409	1,997
Dividends	151,064	19,133	31
Total Assets	64,267,852	18,660,022	3,400,143

Liabilities:
Payables:
Securities purchased	765,200	-	-
Distributions	50,410	266,317	-
Accrued expenses	72,037	22,131	2,027
Total Liabilities	887,647	288,448	2,027

Net Assets:
The Elite Growth & Income Fund - applicable to 2,520,507 shares outstanding	$63,380,205 ——————
The Elite Income Fund - applicable to 1,775,446 shares outstanding		$18,371,574 ——————
The Elite New Opportunity Fund - applicable to 483,745 shares outstanding			$3,398,116 —————
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets / shares outstanding)	$25.15 ——————	$10.35 ——————	$7.02 —————

At March 31, 2001 the components of net assets were as follows:

Paid-in capital	$35,229,213	$17,236,492	$4,704,284
Accumulated net realized gain (loss) on investments	7,361,714	(122,141)	(365,721)
Undistributed net investment income	116,633	533,879	(1,218)
Net unrealized appreciation (depreciation)	20,672,645	723,344	(939,229)

Net Assets	$63,380,205 ——————	$18,371,574 ——————	$3,398,116 ——————

See Notes to Financial Statements

STATEMENT OF OPERATIONS
For the Period Ending March 31, 2001
(unaudited)

	The Elite Growth & Income Fund	The Elite Income Fund	The Elite New Opportunity Fund*
Investment Income:
Income:
Interest	$ 72,272	$ 564,840	$ 6,277
Dividends	419,391	38,265	31
Total Income	491,663	603,105	6,308

Expenses:
Investment management fee	330,354	64,218	8,396
Transfer agent fees	5,620	4,000	452
Custodian fees	19,857	6584	385
Professional fees	26,392	6,899	-
Trustee fees and expenses	4,800	2,480	-
Recordkeeping services	17,974	4,000	-
Shareholder reports	2,481	780	-
Registration fees and other	7,786	2,815	2,300
Total Expenses	415,264	91,776	11,533
Fees paid indirectly (Note 5)	(24,850)	-	-
Fees paid by manager (Note 4)	-	(10,174)	-
Net Expenses	390,414	81,602	11,533

Net Investment Income	$ 101,249	$ 521,503	( $5,225)

Realized and Unrealized Gain (Loss) on Investment Securities and Options Contracts

Net realized gain (loss):
Investment securities	$6,381,177	$ 12,280	( $365,721)
Expired and closed covered call options
written (Note 3)	980,537	-	-
Net realized gain (loss) on investment
securities and option contracts	7,361,714	12,280	(365,721)
Net increase (decrease) in unrealized
appreciation of investment securities	(9,401,392)	661,643	(967,794)
Net increase (decrease) in net assets
resulting from operations	( $1,938,429 ——————)	$1,195,426 —————	( $1,338,740 ——————)

* For the two month period starting February 01, 2001, ending March 31, 2001

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
The Elite Growth & Income Fund
(unaudited)

		Six Months Ended March 31, 2001		Year Ended Sept. 30, 2000
Operations:
Net investment income		$101,249		$279,570
Net realized gain on investment
securities and options contracts		7,361,714		3,536,069
Net increase (decrease) in unrealized
appreciation of investment securities		(9,401,392)		8,864,528
Net increase (decrease) in net assets
resulting from operations		(1,938,429)		12,680,167

Distributions to Shareholders:
Distribution from net investment income		(127,745)		(288,178)
Distribution from net realized gains on
investment transactions		(1,004,691)		(2,798,205)

Capital Share Transactions:
Decrease in net assets resulting from
capital share transactions (a)		(556,041)		(11,534,161)
Total decrease in net assets		(3,626,906)		(1,940,377)

Net Assets:
Beginning of period		67,007,111		68,947,488
End of period (including undistributed
net investment income of $0 and $23,947
respectively)		$63,380,205 ——————		$67,007,111 ——————

(a) Transactions in capital stock were as follows:

	Six Months Ended		Year Ended
	March 31, 2001		September 30, 2000

	Shares	Value	Shares	Value

Shares sold	157,057	$3,733,086	283,515	$6,577,206
Shares issued in reinvestment
of distributions	44,122	1,006,728	116,417	3,040,772
	201,179	4,739,814	399,932	9,617,978
Shares redeemed	(219,534)	(5,295,855)	(931,741)	(21,152,139)

Net decrease	( 18,355 ————)	( $556,041 ——————)	( 531,809 ————)	( $11,534,161 ——————)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
The Elite Income Fund
(unaudited)

		Six Months Ended March 31, 2001		Year Ended Sept. 30, 2000
Operations:
Net investment income		$521,503		$1,242,122
Net realized gain (loss) on investment
securities and options contracts		12,280		(141,041)
Net increase in unrealized
appreciation of investment securities		661,643		147,087
Net increase in net assets resulting
from operations		1,195,426		1,248,168

Distributions to Shareholders:
Distribution from net investment income		(554,380)		(1,209,572)
Distribution from net realized gains on
investment transactions		-		-

Capital Share Transactions:
Decrease in net assets resulting from
capital share transactions (a)		(556,536)		(7,653,917)
Total increase (decrease) in net assets		84,510		(7,615,321)

Net Assets:
Beginning of period		18,287,064		25,902,385
End of period (including undistributed net
investment income of $0 and $34,834
respectively)		$18,371,574 ——————		$18,287,064 ——————

(a) Transactions in capital stock were as follows:

	Six Months Ended		Year Ended
	March 31, 2001		September 30, 2000

	Shares	Value	Shares	Value

Shares sold	234,303	$2,378,180	341,291	$3,347,721
Shares issued in reinvestment
of distributions	51,722	526,016	111,746	1,102,780
	286,025	2,904,196	453,037	4,450,501
Shares redeemed	(340,067)	(3,460,732)	(1,225,103)	(12,104,418)

Net increase (decrease)	( 54,042 —————)	( $556,536 ——————)	( 772,066 —————)	( $7,653,917 ——————)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
The Elite New Opportunity Fund
(unaudited)

		Two Months Ended March 31, 2001		Period Ended January 31, 2001
Operations:
Net investment income		( $4,773)		$0
Net realized gain (loss) on investment
securities and options contracts		(365,721)		-
Net increase (decrease) in unrealized
appreciation of investment securities		(967,794)		31,812
Net increase (decrease) in net assets resulting
from operations		(1,338,288)		31,812

Distributions to Shareholders:
Distribution from net investment income		-		-
Distribution from net realized gains on
investment transactions		-		-

Capital Share Transactions:
Increase in net assets resulting from
capital share transactions (a)		1,547,460		3,157,132
Total increase in net assets		209,172		3,188,944

Net Assets:
Beginning of period		3,188,944		-
End of period (including undistributed
net investment income of $0
and $0 respectively).		$3,398,116 ——————		$3,188,944 —————

	Two Months Ended		Period Ended
	March 31, 2001		January 31, 2001

	Shares	Value	Shares	Value

Shares sold	182,165	$1,626,048	312,479	$3,157,132
Shares issued in reinvestment
of distributions	-	-	-	-
	182,165	1,626,048	312,479	3,157,132
Shares redeemed	(10,899)	(78,588)	-	-

Net increase	171,266 ————	$1,547,460 ——————	312,479 —————	$3,157,132 ——————

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
The Elite Growth & Income Fund
For a share outstanding throughout each period
(unaudited)

		Year Ended September 30,
	2001*	2000	1999	1998	1997

Net asset value, beginning of period	$ 26.39	$ 22.45	$ 21.02	$ 22.25	$ 20.55

Income from Investment Operations
Net investment income	0.05	0.11	0.18	0.18	0.29
Net gain (loss) on securities
(both realized and unrealized)	(0.85)	5.09	1.43	(1.24)	6.15
Total from investment operations	(0.80)	5.20	1.61	(1.06)	6.44

Less Distributions
Dividends from net investment income	(0.05)	(0.11)	(0.18)	(0.17)	(0.29)
Distribution from capital gains	(0.39)	(1.15)	-	-	(4.45)
Total Distributions	(0.44)	(1.26)	(0.18)	(0.17)	(4.74)

Net asset value, end of period	$25.15	$26.39	$22.45	$21.02	$22.25

Total Return	( 3.01% )	23.24%	7.62%	( 4.82% )	34.66%

Ratios / Supplemental Data
Net asset value, end of period (in 000's)	$63,380	$67,007	$68,947	$72,271	$67,719
Ratio of expenses to average net assets	1.25%**(a)	1.28%**	1.25%**	1.23%**	1.30%**
Ratio of net investment income to
average net assets	0.39%(a)	0.45%	0.75%	0.71%	1.41%

Portfolio turnover	138.01%(a)	98.83%	133.11%	138.49%	115.80%

* For the six months ending March 31, 2001

** Ratio reflects fees paid through a directed brokerage arrangement. The expense ratios for 2001**, 2000, 1999, 1998, and 1997 after reduction of fees paid through the directed brokerage arrangement were 1.15%, 1.11%, 1.12%, 1.15%, and 1.27% respectively.

(a) Annualized
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
The Elite Income Fund
For a share outstanding throughout each period
(unaudited)

		Year Ended September 30,
	2001*	2000	1999	1998	1997

Net asset value, beginning of period	$ 10.00	$ 9.96	$ 10.72	$ 10.00	$ 9.73

Income from Investment Operations
Net investment income	0.31	0.61	0.59	0.59	0.60
Net gain (loss) on securities
(both realized and unrealized)	0.35	0.02	(0.76)	0.72	0.27
Total from investment operations	0.66	0.63	(0.17)	1.31	0.87

Less Distributions
Dividends from net investment income	(0.31)	(0.59)	(0.59)	(0.59)	(0.60)
Distribution from capital gains	-	-	-	-	-
Total Distributions	(0.31)	(0.59)	(0.59)	(0.59)	(0.60)

Net asset value, end of period	$10.35	$10.00	$9.96	$10.72	$10.00

Total Return	6.65%	6.51%	( 1.62% )	13.44%	9.20%

Ratios / Supplemental Data
Net asset value, end of period (in 000's)	$18,372	$18,287	$25,902	$30,841	$16,312
Ratio of expenses to average net assets	0.99%**(a)	1.02%**	0.95%**	0.92%	0.96%
Ratio of net investment income to
average net assets	5.53%***(a)	5.78%***	5.60%***	5.63%	6.01%

Portfolio turnover	13.42%(a)	5.55%	33.01%	21.41%	37.60%

* For the six months ending March 31, 2001
** Ratios reflect expenses prior to reimbursement from manager. The expense ratios after reimbursement were 0.96%, 0.95%, and 0.86% 2001, 2000, and 1999 respectively.

*** Ratios reflect net investment income to average net assets prior to reimbursement from manager. Net investment income to average net assets after reimbursement were 5.64%, 5.82%, and 5.63% for 2001, 2000, and 1999 respectively.

(a) Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
The Elite New Opportunity Fund
For a share outstanding throughout each period
(unaudited)

2001*

Net asset value, beginning of period	$ 10.21

Income from Investment Operations
Net investment income	(0.01)
Net gain (loss) on securities
(both realized and unrealized)	(3.18)
Total from investment operations	(3.19)

Less Distributions
Dividends from net investment income	-
Distribution from capital gains	-
Total Distributions	-

Net asset value, end of period	$7.02

Total Return	( 31.24% )

Ratios / Supplemental Data
Net asset value, end of period (in 000's)	$3,398
Ratio of expenses to average net assets	1.96%(a)
Ratio of net investment income to
average net assets	0.00%

Portfolio turnover	26.31%(a)

* Since January 31, 2001 (fund inception date)
(a) Annualized

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

March 31, 2001

Note 1 - Organization

    The Elite Growth and Income Fund, The Elite New Opportunity Fund, and The Elite Income Fund (the "Funds") are three series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the three series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite New Opportunity Fund’s investment objective is to seek capital appreciation. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

Note 2 - Significant Accounting Policies
   The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles.

    A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

    B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.

    C. Option Accounting Principles (The Elite Growth & Income Fund and The Elite New Opportunity Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Growth & Income Fund and the New Opportunity Fund, as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    D. Cash Equivalent - Consists of investment in mutual fund money market accounts.

    E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.

    F. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Note 3 - Purchases and Sales of Securities
    For the six months ending March 31, 2001, purchases and sales of securities, other than options and short-term notes were as follows:

	Purchases	Sales
The Elite Growth and Income Fund	$37,446,589	$41,922,228
The Elite Income Fund	$1,241,052	$1,245,210
The Elite New Opportunity Fund	$5,015,731	$860,906

For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

	Number of Contracts*	Premiums
Options outstanding on September 30, 2000	3,295	$1,959,770
Options written	13,730	6,912,688
Options terminated in closing purchase transactions	(13,899)	(6,848,899)
Options exercised	0	0
Options expired	(1,236)	(852,071)
Options outstanding on March 31, 2001	1,890 ————	$1,171,488 ——————

* Each contract represents 100 shares of common stock

For The Elite New Opportunity Fund, transactions in covered call options written were as follows:

	Number of Contracts*	Premiums
Options outstanding on September 30, 2000	0	$ 0
Options written	602	233,642
Options terminated in closing purchase transactions	336	(135,045)
Options exercised	0	0
Options expired	0	0
Options outstanding on March 31, 2001	266 ——	$ 98,597 —————

* Each contract represents 100 shares of common stock

Note 4 - Investment Management Fee and Other Transactions with Affiliates
   The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund, The Elite Income Fund, and The Elite New Opportunity Fund, the rates are 1%, 7/10 of 1%, and 1.5%, respectively, up to $250 million; 3/4 of 1%, 5/8 of 1%, and 1.25% over $250 million up to $500 million; and ½ of 1%, ½ of 1% and ¾ of 1% respectively, over $500 million for each Fund.

The Manager may voluntary reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice.

NOTE 5 - Directed Brokerage Arrangement
   In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. Expenses paid under this arrangement during the six-month period ended March 31, 2001 was $24,850 for the Elite Growth & Income Fund.

NOTE 6 - Concentration
   Although both of the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods and services, financial intermediaries, health care goods and services, and technology and telecommunications industries. The Elite Income Fund has investments in excess of 10% in the electric and gas utilities and financial industries.